Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Raw materials and work in progress	[1]	$ 7,028	$ 2,692
Finished goods		4,171	622
Total		$ 11,199	$ 3,314

[1]	A part of the raw materials and work in progress is expected to be sold in a period longer than the operating cycle of the Company.